LOANS PAYABLE (Details) - USD ($)		Dec. 31, 2014	Mar. 31, 2014
Debt Conversion [Line Items]
Loans Payable, Current, Total		$ 0	$ 772,146
Lieberman Family Trust [Member]
Debt Conversion [Line Items]
Loans Payable, Current, Total	[1]	0	27,141
Gaston-Dreyfus Remi [Member]
Debt Conversion [Line Items]
Loans Payable, Current, Total	[2]	0	454,729
Parvez Patel Huda [Member]
Debt Conversion [Line Items]
Loans Payable, Current, Total	[2]	0	100,766
Pope & Co [Member]
Debt Conversion [Line Items]
Loans Payable, Current, Total	[3]	$ 0	$ 189,510

[1]	During the nine month period ended December 31, 2014, the loan from Lieberman Family Trust and accrued interest thereon was settled in exchange for 33,333 common shares (Note 8(xii)).
[2]	During the nine month period ended December 31, 2014, the Company repaid the loan of $452,350 ($500,000 CAD) from Gaston-Dreyfus Remi plus accrued interest and the loan of $99,517 ($110,000 CAD) plus accrued interest from Parvez Patel/Huda (both unrelated parties).
[3]	During the nine month period ended December 31, 2014, the Company repaid loans for $180,940 ($200,000 CAD) plus accrued interest of $12,138 ($13,417 CAD) owing to investors introduced by Pope and Co. As part of this transaction the Company will issue to these lenders 349,522 warrants exercisable into common shares of BLC (Note 13(c)) at an exercise price of $0.23 per share for a period of up to two years.